Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Noninterest-bearing deposits	$ 111,624	$ 135,742
Interest checking	104,757	110,464
Money market and savings	135,923	143,815
Time deposits	43,561	23,474
Total deposits	395,865	413,495
Time deposits greater than $250,000	10,422	$ 8,205
2024	42,481
2025	546
2026	255
2027	176
2028	97
Thereafter	$ 6